Exhibit 99.1

INVESTORS' MONTHLY REPORT                                            Appendix A
GRANITE FINANCE TRUSTEES LIMITED

Monthly Report re: Granite Mortgages 01-1 Plc, Granite Mortgages 01-2 Plc, Granite Mortgages 02-1 Plc
Granite Mortgages 02-2 Plc, Granite Mortgages 03-1 Plc, Granite Mortgages 03-2 Plc, Granite Mortgages 03-3 Plc
Granite Mortgages 04-1 Plc, Granite Mortgages 04-2 Plc, Granite Mortgages 04-3 Plc, Granite Master Issuer Plc,
Granite Finance Funding Limited and Granite Finance Funding 2 Limited

Month ended                30-Jun-06

N.B. this data fact sheet and its notes can only be a summary of certain features of the bonds and their structure. No representation can be made that the information herein is accurate or complete and no liability is accepted therefor. Reference should be made to the issue documentation for a full description of the bonds and their structure. This data fact sheet and its notes are for information purposes only and are not intended as an offer or invitation with respect to the purchase or sale of any security. Reliance should not be placed on the information herein when making any decision whether to buy, hold or sell bonds (or other securities) or for any other purpose.


------------------------------------------------------------------------------
Commentary on asset performance in the period

The performance of the trust assets remained exceptionally strong in the month. The 3 month plus arrears have increased to 0.51% by balance but remain extremely low by reference to industry standards. Losses have continued to increase but remain at extremely low levels and at (GBP)2.9mn cumulative over 5 years are easily absorbed by the current month's excess spread.

------------------------------------------------------------------------------

Next trust determination date                            3 July 2006

Next trust distribution date                             11 July 2006
(6 business days from determination date)

Mortgage Loans

------------------------------------------------------------------------------

Number of Mortgage Loans in Pool                             342,038

Current Balance - Trust Mortgage Assets                (GBP)35,131,744,452

Current Balance - Trust Cash and other Assets           (GBP)2,292,087,658

Last Months Closing Trust Assets                       (GBP)39,911,712,121

Funding share                                          (GBP)14,799,080,325

Funding 2 share                                        (GBP)18,558,438,303

Funding and Funding 2 share                            (GBP)33,357,518,628

Funding and Funding 2 Share Percentage                       89.13%

Seller Share*                                           (GBP)4,066,313,482

Seller Share Percentage                                      10.87%

Minimum Seller Share (Amount)*                          (GBP)2,356,296,861

Minimum Seller Share (% of Total)                             6.30%

Excess Spread last quarter annualised (% of Total)            0.38%
------------------------------------------------------------------------------

*     Please see the Additional Notes to the Investor Reports

Arrears Analysis of Non Repossessed Mortgage Loans

---------------------------------------------------------------------------------------------------------------------
                           Number      Principal (GBP)        Arrears (GBP)       By number (%)      By Principal (%)

> = 1 < 2 Months            4,461        477,628,512            3,001,192             1.30%                1.36%

> = 2 < 3 Months            1,498        154,290,819            2,150,302             0.44%                0.44%

> = 3 < 4 Months             671         70,278,000             1,369,691             0.20%                0.20%

> = 4 < 5 Months             412         40,506,313             1,025,416             0.12%                0.12%

> = 5 < 6 Months             262         26,089,538              818,807              0.08%                0.07%

> = 6 < 7 Months             190         17,851,659              662,525              0.06%                0.05%

> = 7 < 8 Months             100         11,352,264              473,421              0.03%                0.03%

> = 8 < 9 Months             64           7,568,176              342,960              0.02%                0.02%

> = 9 < 10 Months            40           3,770,626              207,564              0.01%                0.01%

> = 10 < 11 Months           18           2,434,042              133,560              0.01%                0.01%

> = 11 < 12 Months            6            587,804                37,527              0.00%                0.00%

> = 12                        8            734,223                51,268              0.00%                0.00%

Total                       7,730        813,091,976            10,274,233            2.26%                2.31%
---------------------------------------------------------------------------------------------------------------------

Arrears are calculated in accordance with standard market practice in the UK. A mortgage is identified as being in arrears when, on any due date, the overdue amounts which were due on previous due dates equal, in the aggregate, one or more full monthly payments. In making an arrears determination, the administrator calculates as of the date of determination the difference between the sum of all monthly payments that were due and payable by a borrower on any due date up to that date of determination (less the aggregate amount of all authorised underpayments made by such borrower up to such date of determination) and the sum of all payments actually made by that borrower up to that date of determination. If the result arrived at by dividing that difference (if any) by the amount of the required monthly payment equals or exceeds 1 the loan is deemed to be in arrears. Arrears classification is determined based on the number of full monthly payments that have been missed. A borrower that has missed payments that in the aggregate equal or exceeding 2 monthly payments (but for which the aggregate of missed payments is less than 3 monthly payments) would be classified as being between 2 - 3 months in arrears, and so on.

                                                                    Appendix A

Properties in Possession

----------------------------------------------------------------------------------------------------------------

                                                         Number         Principal (GBP)     Arrears (GBP)

Total (since inception)                                   1401            114,877,581          6,268,475
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Properties in Possession                                                                          359

Number Brought Forward                                                                            287

Repossessed (Current Month)                                                                        72

Sold (since inception)                                                                            1042

Sold (current month)                                                                                89

Sale Price / Last Loan Valuation                                                                  1.04

Average Time from Possession to Sale (days)                                                        132

Average Arrears at Sale                                                                        (GBP)4,018

Total Principal Loss (Since inception)                                                        (GBP)2,949,422

Total Principal Loss (current month)                                                           (GBP)442,783

Number of accounts experiencing a loss since inception                                              215

Ratio of aggregate net losses to average portfolio balance                                        0.00008

Average loss on accounts experiencing a loss                                                    (GBP)13,718

MIG Claims Submitted                                                                                 13

MIG Claims Outstanding                                                                                0

Average Time from Claim to Payment                                                                  104
----------------------------------------------------------------------------------------------------------------

Note: The arrears analysis and repossession information is at close of business for the report month

Substitution

--------------------------------------------------------------------------------
                                                Number        Principal (GBP)

Substituted this period                           0                 (GBP)0

Substituted to date (since 26 March 2001)      857,656       (GBP)83,319,205,106
--------------------------------------------------------------------------------

CPR Analysis

--------------------------------------------------------------------------------
                                                                % of CPR

Current Month % of CPR - Removals*                               46.00%

Previous Month % of CPR - Removals*                              59.30%

Current Month % of CPR - Non-Removals**                          54.00%

Previous Month % of CPR - Non-Removals**                         40.70%
--------------------------------------------------------------------------------
*     Removals are loans that Northern Rock has repurchased from the Trust
      (e.g. Further Advances and Product Switches)
**    Non-Removals are scheduled repayments, overpayments and redemptions

--------------------------------------------------------------------------------
                                           Monthly               Annualised

Current Month CPR Rate - Total              6.27%                  54.02%

Previous Month CPR Rate - Total             6.55%                  55.65%
--------------------------------------------------------------------------------

Key pool statistics

--------------------------------------------------------------------------------
Weighted Average Seasoning (by value) Months                      25.17

Weighted Average Remaining Term (by value) Years                  21.26

Average Loan Size                                             (GBP)102,713

Weighted Average LTV (by value)                                   76.67%

Weighted Average Indexed LTV (by value)                           71.20%

Non Verified (by value)                                           42.89%
--------------------------------------------------------------------------------

Product Breakdown

--------------------------------------------------------------------------------
Fixed Rate (by balance)                                          54.30%

Together (by balance)                                            26.19%

Capped (by balance)                                              0.21%

Variable (by balance)                                            14.11%

Tracker (by balance)                                             5.20%

Total                                                            100.0%
--------------------------------------------------------------------------------

                                                                    Appendix A

Geographic Analysis

-----------------------------------------------------------------------------------------------------------------------------------
                           Number                      % of Total                     Value (GBP)                        % of Total

East Anglia                 7,357                         2.15%                      773,488,620                         2.20%

East Midlands              24,447                         7.15%                     2,303,269,640                        6.56%

Greater London             40,168                        11.74%                     6,488,550,613                        18.47%

North                      31,835                         9.31%                     2,194,279,397                        6.25%

North West                 44,015                        12.87%                     3,747,596,209                        10.67%

Scotland                   47,947                        14.02%                     3,551,240,808                        10.11%

South East                 52,501                        15.35%                     7,164,828,251                        20.39%

South West                 23,578                         6.89%                     2,726,290,574                        7.76%

Wales                      13,602                         3.98%                     1,168,887,780                        3.33%

West Midlands              22,889                         6.69%                     2,244,524,983                        6.39%

Yorkshire                  33,699                         9.85%                     2,768,787,575                        7.88%

Total                      342,038                        100%                      35,131,744,452                        100%
-----------------------------------------------------------------------------------------------------------------------------------

LTV Levels Breakdown

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Number                       Value (GBP)                        % of Total

0% < 25%                                                 14,761                      536,117,128                         1.53%

> = 25% < 50%                                            42,402                     3,211,358,231                        9.14%

> = 50% < 55%                                            12,788                     1,211,647,235                        3.45%

> = 55% < 60%                                            13,751                     1,391,568,560                        3.96%

> = 60% < 65%                                            15,398                     1,671,616,548                        4.76%

> = 65% < 70%                                            19,041                     2,041,409,221                        5.81%

> = 70% < 75%                                            22,237                     2,614,827,423                        7.44%

> = 75% < 80%                                            23,349                     2,875,908,779                        8.19%

> = 80% < 85%                                            39,291                     4,740,028,430                        13.49%

> = 85% < 90%                                            38,177                     4,516,919,438                        12.86%

> = 90% < 95%                                            66,159                     6,710,181,706                        19.10%

> = 95% < 100%                                           33,435                     3,496,286,147                        9.95%

> = 100%                                                  1,249                      113,873,606                         0.32%

Total                                                    342,038                    35,131,742,452                       100.0%
-----------------------------------------------------------------------------------------------------------------------------------

Repayment Method

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Number                       Value (GBP)                        % of Total

Endowment                                                16,068                     1,262,958,838                        3.59%

Interest Only                                            76,952                     11,331,938,486                       32.26%

Pension Policy                                             369                        35,299,465                         0.10%

Personal Equity Plan                                       656                        46,280,592                         0.13%

Repayment                                                247,993                    22,455,267,071                       63.92%

Total                                                    342,038                    35,131,744,452                      100.00%
-----------------------------------------------------------------------------------------------------------------------------------

Employment Status

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Number                       Value (GBP)                        % of Total

Full Time                                                294,865                    28,718,692,441                       81.75%

Part Time                                                 4,468                      319,014,153                         0.91%

Retired                                                   1,263                       65,052,157                         0.19%

Self Employed                                            38,601                     5,888,636,637                        16.76%

Other                                                     2,841                      140,349,063                         0.40%

Total                                                    342,038                    35,131,744,452                      100.00%
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
NR Current Existing Borrowers' SVR                                                                                       6.59%

Effective Date of Change                                                                                           1 September 2005
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Appendix A

Main parties to the structure
Northern Rock plc                                    Citibank NA                            The Bank of New York

Seller                                               Agent bank                             Security trustee
Administrator                                        Common depositary                      Note trustee
Cash Manager                                         Principal paying agent
Basis swap provider                                  Registrar
Start up loan provider                               US Paying Agent
Account bank

Ratings
             Short term  Long term                   Short term      Long term              Short term           Long term
S&P              A1          A positive                    A1+             AA                       A-1+              AA-
Moodys           P-1         A1                            P-1            Aa1                       P-1               Aa2
Fitch            F1          A+                            F1+            AA+                       F1+               AA-



-----------------------------------------------------------------------------------------------------------------------------------
Trustee Principal Ledger Receipts and Distribution
                             Principal Received          Funding                  Funding 2                  Seller

Month                      (GBP)2,213,091,056.00    (GBP)364,012,480.30      (GBP)160,272,486.06      (GBP)1,688,806,089.64

-----------------------------------------------------------------------------------------------------------------------------------

Principal receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

-----------------------------------------------------------------------------------------------------------------------------------
Trustee Revenue Ledger Receipts and Distribution

              Receipts
          Revenue Received       GIC Interest            sub-total          Administration fee       Available revenue

Month     (GBP)168,256,410      (GBP)6,787,858        (GBP)175,044,268        (GBP)2,299,303         (GBP)172,744,965

-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
Trustee Revenue Distribution


                                    Funding                          Funding 2                             Seller

Month                           (GBP)70,913,743                   (GBP)85,685,148                      (GBP)16,146,075

-----------------------------------------------------------------------------------------------------------------------------------

Revenue receipts reflect actual cash amounts received in the month. The distribution takes place on the 6th business day after the trust determination date.

On a monthly basis Trustee receipts are shared on a pro-rata basis between Northern Rock, Granite Finance Funding Limited and Granite Finance Funding 2 Limited in relation to their respective shares of the trust. Granite Finance Funding will in turn distribute its revenue between the issuers (Granite Mortgages 01-1 plc to Granite Mortgages 04-3 plc). Granite Finance Funding 2 Limited distributes its share of revenue to Granite Master Issuer plc in accordance with the underlying series of notes issued by Granite Master Issuer plc.

Granite Master Issuer Waterfall 20 June 2006

Distribution of Issuer Available Revenue Receipts                                   Total
Issuer available revenue receipts from Funding2                                         71,855,814
Issuer available revenue receipts - Issuers Revenue Ledger                               1,753,205
Issuer available reserve fund created by Funding 2 reserve fund top up                 322,233,000

                                                                                       395,842,020

Issuer required revenue receipts                                                        65,818,872

3rd party creditors                                                                          3,000
Issuer cash manager                                                                         49,863
Amounts due to the  A notes and A swap providers                                        57,402,056
Amounts due to the  B notes and B note swap providers                                    2,582,343
Amounts due to the  M notes and M note swap providers                                    2,581,615
Amounts due to the  C notes and C note swap providers                                    3,252,858
Interest due on start-up loan (from Northern Rock plc)                                   1,304,499
Principal due on start-up loan                                                           5,373,610
To fund issuer reserve fund                                                            322,233,000
To fund funding reserve fund                                                                     0
To fund Series 05-2,05-3,05-4,06-1 and 06-2 Payment Date                                 1,059,176

Excess of available revenue receipts over required receipts                              5,373,610

                                                                    Appendix A

Additional Notes to the Investor Reports

An "asset trigger event" is the event that occurs when an amount is debited to the principal deficiency sub-ledger in relation to the class A notes of any Funding issuer or to the AAA principal deficiency sub-ledger of Funding 2. Following an asset trigger event controlled amortisation schedules will no longer apply and the notes will become pass-through notes paying principal pro rata on the most senior outstanding notes and then sequential.

No asset trigger event has occurred

A "non-asset trigger event" means any of the following events:
      o     an insolvency event occurs in relation to the seller;
      o the seller's role as administrator is terminated and a new administrator is not appointed within 60 days; or
      o on the distribution date immediately succeeding a seller share event distribution date, the current seller share is equal to or less than the minimum seller share (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date
A "seller share event" will occur if, on a distribution date, (i) the result of the calculation of the current seller share on that distribution date would be equal to or less than the minimum seller share for such distribution date (determined using the amounts of the current seller share and minimum seller share that would exist after making the distributions of mortgages trustee principal receipts due on that distribution date and (ii) a seller share event has not occurred on the immediately preceding distribution date).

No non-asset trigger event has occurred

A arrears trigger event will occur if the outstanding principal balance of 90+ day arrears in the trust exceed 2%. In the event of an arrears trigger the Granite Mortgages 04-2 issuer reserve fund will step up to 1.415%, the Granite 04-3 issuer reserve fund will step up to 1.38% and the Funding 2 reserve fund required amount increases by (GBP)21.5 million. This trigger event is curable.

No arrears trigger event has occurred.

A step up trigger event will occur if any issuer is not called on its step up and call date. In the event of an issuer non call trigger the Granite Mortgages 04-2 issuer reserve fund target will step up by 0.275%, the Granite Mortgages 04-3 issuer reserve fund target by 0.27%, the Funding reserve target will step up by 0.10% and the Funding 2 reserve fund required amount increases by (GBP)21.5 million. If the step up trigger occurs in conjunction with an arrears trigger the Funding 2 Reserve Fund will increase by (GBP)43 million. If the breach is rectified only the Funding 2 reserve fund required amount will reduce to its original target.

No step up trigger event has occurred.

An accelerated controlled amortisation trigger will occur if any of the issuers are not called on their step up and call dates. In the event of an accelerated controlled amortisation trigger all notes issued by Granite Mortgages 04-2 plc, Granite Mortgages 04-3 plc and all series issued by Granite Master Issuer plc become pass through securities.

No accelerated controlled amortisation trigger has occurred.

In addition, no assignment of new mortgage loans may occur after the earlier to occur of:
      o a step-up date in respect of the notes of any Funding issuer, if the option to redeem such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised; or
      o a step-up date in respect of any series and class of notes of the issuer, if the option to redeem any such notes on that step-up date pursuant to the terms and conditions of such notes is not exercised and the aggregate principal amount outstanding of such notes (together with any other notes of the issuer in respect of which the step-up date has passed) as at such step-up date exceeds
            (GBP)1,000,000,000; or
      o the date falling 12 months after the occurrence of a step-up date in respect of any series and class of notes of the issuer, if the option to redeem such notes by such date pursuant to the terms and conditions of such notes is not exercised.

All notes issued by Granite Master Issuer which have passed their step up and call date will pay principal and intyerest monthly.

All of the conditions for assigning new loans continue to be complied with.

Deferral of repayment of subordinated notes

Amortisation of subordinated notes will be deferred if:

      o     the principal balance of mortgages in arrears is greater than 4%
      o Funding 2 plus Granite Master Issuer is less than the programme reserve required amount
      o     debit balance on subordinate note PDL

None of the conditions leading to deferral of the subordinated notes has been met.

Legal proceedings
There are no material legal proceedings against Northern Rock plc, any of the Granite entities or the Trustee.

                                                                    Appendix A

Notes                   Granite Mortgages 01-1 plc

-----------------------------------------------------------------------------------------------------------------------------------
           ISIN              Brought forward  Repaid     Outstanding          Rating        Reference  Margin      Pool   Expected
                                                                         Moodys/S&P/Fitch      Rate               factor  Maturity
Series 1

A1          US387413 AA59          $0           $0           $0             Aaa/AAA/AAA         N/A     0.12%       0       N/A

A2          US387413 AB33     $255,000,000      $0      $255,000,000        Aaa/AAA/AAA        5.29%    0.21%    0.34694   Jan-08

B           US387413 AC16      $37,500,000      $0       $37,500,000        Aa2/AA+/AA+        5.48%    0.40%    0.750000  Jan-08

C           US387413 AD98      $50,000,000      $0       $50,000,000         Baa1/A-/A-        6.48%    1.40%    0.74074   Jan-08

Series 2

A           XS0126890390    (GBP)350,000,000  (GBP)0  (GBP)350,000,000      Aaa/AAA/AAA        4.87%    0.24%    1.00000   Jan-08

B           XS0126890473     (GBP)10,000,000  (GBP)0   (GBP)10,000,000      Aa1/AA+/AA+        5.03%    0.40%    1.00000   Jan-08

C           XS0126890556     (GBP)15,000,000  (GBP)0   (GBP)15,000,000        A3/A-/A-         6.03%    1.40%    1.00000   Jan-08
-----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

---------------------------------------------------------------------------------------------------------
                                                                                 % of Notes Outstanding
Class B Notes ((GBP) Equivalent)                             (GBP)35,759,033               5.86%

Class C Notes ((GBP) Equivalent)                             (GBP)49,345,377               8.09%
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
Granite Mortgages 01-1 Reserve Fund Requirement              (GBP)20,000,000               0.14%

Balance Brought Forward                                      (GBP)20,000,000               0.14%

Drawings this Period                                             (GBP)0                    0.00%

Excess Spread this Period                                     (GBP)973,880                 0.01%

Funding Reserve Fund Top-up this Period*                      -(GBP)973,880                -0.01%

Current Balance                                              (GBP)20,000,000               0.14%
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                     (GBP)155,563,557               1.05%

Excess spread this period                                    (GBP)13,502,422               0.09%

Repayment of start up loan interest                         -(GBP)17,472,014               -0.12%

Funding reserve Balance carried forward                     (GBP)151,593,965               1.02%

Funding Reserve %                                               1.0%                     NA
---------------------------------------------------------------------------------------------------------

                                                                    Appendix A

Notes                   Granite Mortgages 01-2 plc

-----------------------------------------------------------------------------------------------------------------------------------
               ISIN        Brought forward   Repaid     Outstanding           Rating       Reference  Margin       Pool    Expected
                                                                         Moodys/S&P/Fitch    Rate                 factor   Maturity
Series 1

A          US38741PAA66     $102,000,000       $0       $102,000,000        Aaa/AAA/AAA      5.31%     0.23%     0.07846    Oct-06

B          US38741PAB40      $33,500,000       $0        $33,500,000        Aa1/AA+/AA+      5.48%     0.40%     0.77011    Oct-06

C          US38741PAC23      $44,500,000       $0        $44,500,000         Baa1/A-/A-      6.46%     1.375%     0.76724   Oct-06


Series 2

A          XS0134454510   (GBP)500,000,000   (GBP)0   (GBP)500,000,000      Aaa/AAA/AAA      4.88%     0.25%     1.00000    Oct-06

B          XS0134454866   (GBP)15,000,000    (GBP)0    (GBP)15,000,000      Aa1/AA+/AA+      5.05%     0.42%     1.00000    Oct-06

C          XS0134455590   (GBP)20,000,000    (GBP)0    (GBP)20,000,000       Baa1/A-/A-      6.03%     1.40%     1.00000    Oct-06

D          XS0134456218       (GBP)0         (GBP)0        (GBP)0          Baa3/BB+/BBB+     9.23%     4.60%     0.000000   Oct-06
-----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

-----------------------------------------------------------------------------------------------
                                                                             % of Notes
                                                                             Outstanding
Class B Notes ((GBP) Equivalent)                       (GBP)38,103,448          5.78%

Class C Notes ((GBP) Equivalent)                       (GBP)50,689,655          7.69%

Class D Notes                                             (GBP)0                0.00%
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
Granite Mortgages 01-2 Reserve Fund Requirement       (GBP)20,000,000           0.14%

Balance Brought Forward                               (GBP)20,000,000           0.14%

Drawings this Period                                      (GBP)0                0.00%

Excess Spread this Period                              (GBP)755,933             0.01%

Funding Reserve Fund Top-up this Period*               -(GBP)755,933           -0.01%

Current Balance                                       (GBP)20,000,000           0.14%
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward              (GBP)155,563,557           1.05%

Excess spread this period                             (GBP)13,502,422           0.09%

Repayment of start up loan interest                  -(GBP)17,472,014          -0.12%

Funding reserve Balance carried forward              (GBP)151,593,965           1.02%

Funding Reserve %                                        1.0%                     NA
-----------------------------------------------------------------------------------------------

                                                                    Appendix A

Notes                   Granite Mortgages 02-1 plc

-----------------------------------------------------------------------------------------------------------------------------------
               ISIN          Brought       Repaid     Outstanding         Rating        Reference    Margin        Pool    Expected
                             forward                                  Moodys/S&P/Fitch    Rate                    factor   Maturity
Series 1

A1         US38741NAA19         $0            $0           $0            Aaa/AAA/AAA        N/A        0.10%      0.000000    N/A

A2         US38741NAB91    $343,300,000       $0      $343,300,000       Aaa/AAA/AAA       5.24%       0.16%      0.26938    Apr 07

B          US38741NAD57     $69,700,000       $0       $69,700,000       Aa2/AA+/AA+       5.41%       0.33%      1.000000   Apr 07

C          US38741NAC64     $96,500,000       $0       $96,500,000      Baa1/A-/BBB+       6.38%       1.30%      1.000000   Apr 07

Series 2

A          XS0144804712  (GBP)460,000,000   (GBP)0  (GBP)460,000,000    Aaa/AAA/AAA        4.83%       0.20%      1.000000   Apr 07

B          XS0144805958  (GBP)16,200,000    (GBP)0   (GBP)16,200,000     Aa1/AA+/AA+       4.98%       0.35%      1.000000   Apr 07

C          XS0144806253  (GBP)22,500,000    (GBP)0   (GBP)22,500,000    Baa1/A-/BBB+       5.93%       1.30%      1.000000   Apr 07

D          XS0144806501  (GBP)2,000,000     (GBP)0   (GBP)2,000,000     Baa3/BB+/BBB       9.13%       4.50%      0.133330   Oct 06

Series 3

A          XS0144807657  (euro)600,000,000  (euro)0  (euro)600,000,000   Aaa/AAA/AAA       5.15%  Fixed to 04/07  1.000000   Apr 07

B          XS0144807491  (euro)21,100,000   (euro)0  (euro)21,100,000    Aa1/AA+/AA+       3.12%       0.35%      1.000000   Apr 07

C          XS0144807814  (euro)29,300,000   (euro)0  (euro)29,300,000    Baa1/A-/BBB+      4.07%       1.30%      1.000000   Apr 07
-----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

-----------------------------------------------------------------------------------------------------
                                                                               % of Notes Outstanding
Class B Notes ((GBP) Equivalent)                        (GBP)78,633,262               6.21%

Class C Notes ((GBP) Equivalent)                        (GBP)108,993,167              8.61%

Class D Notes                                            (GBP)2,000,000               0.16%
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
Granite Mortgages 02-1 Reserve Fund Requirement          (GBP)34,372,240              0.23%

Balance Brought Forward                                  (GBP)34,372,240              0.23%

Drawings this Period                                         (GBP)0                   0.00%

Excess Spread this Perod                                  (GBP)983,082                0.01%

Funding Reserve Fund Top-up this Period*                  -(GBP)983,082              -0.01%

Current Balance                                          (GBP)34,372,240              0.23%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                 (GBP)155,563,557              1.05%

Excess spread this period                                (GBP)13,502,422              0.09%

Repayment of start up loan interest                     -(GBP)17,472,014             -0.12%

Funding reserve Balance carried forward                 (GBP)151,593,965              1.02%

Funding Reserve %                                              1.0%                    NA
-----------------------------------------------------------------------------------------------------

                                                                    Appendix A

Notes                   Granite Mortgages 02-2 plc

----------------------------------------------------------------------------------------------------------------------------------
               ISIN           Brought      Repaid      Outstanding          Rating         Reference    Margin    Pool   Expected
                              forward                                  Moodys/S&P/Fitch      Rate                factor  Maturity

Series 1
A1         US38741RAA23         $0            $0            $0            Aaa/AAA/AAA         N/A        0.11%  0.000000   N/A

A2         US38741RAB06    $495,000,000       $0       $495,000,000       Aaa/AAA/AAA        5.26%       0.18%  0.430430  Jan 08

B          US38741RAC88     $60,000,000       $0        $60,000,000       Aa2/AA+/AA+        5.45%       0.37%  1.000000  Jan 08

C          US38741RAD61     $88,000,000       $0        $88,000,000        Baa1/A-/A-        6.33%       1.25%  1.000000  Jan 08

Series 2

A          XS0153568638  (euro)475,000,000  (euro) 0 (euro) 475,000,000   Aaa/AAA/AAA        2.96%       0.19%  0.431820  Jan 08

B          XS0153568984  (euro)41,000,000   (euro) 0  (euro) 41,000,000   Aa2/AA+/AA+        3.14%       0.37%  1.000000  Jan 08

C          XS0153569289  (euro)53,000,000   (euro) 0  (euro) 53,000,000    Baa1/A-/A-        4.02%       1.25%  1.000000  Jan 08

Series 3

A          XS0153569792  (GBP)665,000,000    (GBP)0  (GBP)665,000,000     Aaa/AAA/AAA        4.82%       0.19%  1.000000  Jan 08

B          XS0153569875   (GBP)25,000,000    (GBP)0  (GBP)25,000,000      Aa1/AA+/AA+        5.00%       0.37%  1.000000  Jan 08

C          XS0153569958   (GBP)33,000,000    (GBP)0  (GBP)33,000,000        A3/A-/A-         5.88%       1.25%  1.000000  Jan 08
----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

---------------------------------------------------------------------------------------------------
                                                                             % of Notes Outstanding
Class B Notes ((GBP) Equivalent)                       (GBP)90,075,689               5.99%

Class C Notes ((GBP) Equivalent)                      (GBP)123,900,819               8.24%

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Granite Mortgages 02-2 Reserve Fund Requirement        (GBP)39,000,000               0.26%

Balance Brought Forward                                (GBP)39,000,000               0.26%

Drawings this Period                                       (GBP)0                    0.00%

Excess Spread this Period                              (GBP)2,567,863                0.02%

Funding Reserve Fund Top-up this Period*               -(GBP)2,567,863              -0.02%

Current Balance                                        (GBP)39,000,000               0.26%
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward               (GBP)155,563,557               1.05%

Excess spread this period                              (GBP)13,502,422               0.09%

Repayment of start up loan interest                   -(GBP)17,472,014              -0.12%

Funding reserve Balance carried forward               (GBP)151,593,965               1.02%

Funding Reserve %                                         1.0%                         NA
---------------------------------------------------------------------------------------------------

                                                                    Appendix A

Notes                   Granite Mortgages 03-1 plc

-----------------------------------------------------------------------------------------------------------------------------------
                ISIN          Brought           Repaid   Outstanding          Rating       Reference  Margin    Pool     Expected
                              forward                                    Moodys/S&P/Fitch     Rate             factor    maturity
Series 1

A1          US38741TAA88        $0                           $0             P-1/A-1+/F1+       N/A    -0.01%  0.000000     N/A

A2          US38741TAB61   $465,398,501        $0        $465,398,501        Aaa/AAA/AAA      5.27%    0.19%  0.37992     Apr 08

A3**        US38741TAC45   $113,975,111        $0        $113,975,111        Aaa/AAA/AAA       N/A     0.40%  0.37992     Apr 08

B           US38741TAD28    $42,000,000        $0         $42,000,000        Aa2/AA+/AA+      5.51%    0.43%  1.000000    Apr 08

C           US38741TAE01    $56,000,000        $0         $56,000,000         Baa2/A-/A-      6.53%    1.45%  1.000000    Apr 08

Series 2

A           XS0160702113  (euro)900,000,000  (euro)0   (euro)900,000,000     Aaa/AAA/AAA      3.01%    0.24%  1.000000    Apr 08

B           XS0160702204  (euro)62,000,000   (euro)0    (euro)62,000,000     Aa2/AA+/AA+      3.20%    0.43%  1.000000    Apr 08

C           XS0160702386  (euro)94,500,000   (euro)0    (euro)94,500,000      Baa2/A-/A-      4.22%    1.45%  1.000000    Apr 08

Series 3

A           XS0160703434  (GBP)665,000,000   (GBP)0     (GBP)665,000,000     Aaa/AAA/AAA      4.87%    0.24%  1.000000    Apr 08

B           XS0160703608  (GBP)31,000,000    (GBP)0      (GBP)31,000,000     Aa2/AA+/AA+      5.06%    0.43%  1.000000    Apr 08

C           XS0160703780  (GBP)41,000,000    (GBP)0     (GBP)41,000,000       Baa2/A-/A-      6.08%    1.45%  1.000000    Apr 08
-----------------------------------------------------------------------------------------------------------------------------------

** Reference rate is determined based on the avergae daily US Federal Funds rate and is calculated in arrears.

Credit Enhancement

----------------------------------------------------------------------------------------------------
                                                                              % of Notes Outstanding
Class B Notes (GBP) Equivalent)                         (GBP)97,837,647               5.28%

Class C Notes (GBP) Equivalent)                        (GBP)137,914,263               7.45%

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Granite Mortgages 03-1 Reserve Fund Requirement         (GBP)45,000,000               0.30%

Balance Brought Forward                                 (GBP)45,000,000               0.30%

Drawings this Period                                        (GBP)0                    0.00%

Excess Spread this Period                               (GBP)2,690,048                0.02%

Funding Reserve Fund Top-up this Period*                -(GBP)2,690,048              -0.02%

Current Balance                                         (GBP)45,000,000               0.30%
----------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward                (GBP)155,563,557               1.05%

Excess spread this period                               (GBP)13,502,422               0.09%

Repayment of start up loan interest                    -(GBP)17,472,014              -0.12%

Funding reserve Balance carried forward                (GBP)151,593,965               1.02%

Funding Reserve %                                             1.0%                     NA
----------------------------------------------------------------------------------------------------

                                                                    Appendix A

Notes                   Granite Mortgages 03-2 plc

-----------------------------------------------------------------------------------------------------------------------------------
                ISIN             Brought       Repaid      Outstanding         Rating        Reference  Margin     Pool    Expected
                                 forward                                   Moodys/S&P/Fitch     Rate              factor   maturity

Series 1
A1           US38741QAA40           $0            $0            $0           Aaa/AAA/AAA        N/A      0.08%   0.000000     N/A

A2           US38741QAB23      $445,372,552       $0       $445,372,552      Aaa/AAA/AAA       5.24%     0.16%   0.442716    Jul 07

A3           US38741QAC06      $500,000,000       $0       $500,000,000      Aaa/AAA/AAA       5.33%     0.25%   1.000000    Jul 10

B            US38741QAD88       $76,500,000       $0        $76,500,000      Aa1/AA+/AA+       5.57%     0.49%   1.000000    Jul 10

C            US38741QAE61       $10,500,000       $0        $10,500,000       Baa1/A-/A-       6.63%     1.55%   1.000000    Jul 10

Series 2

A            XS0168665718    (euro)300,000,000  (euro)0  (euro)300,000,000   Aaa/AAA/AAA       3.02%     0.25%   0.600000    Jul 10

B            XS0168666013     (euro)72,900,000  (euro)0   (euro)72,900,000   Aa1/AA+/AA+       3.26%     0.49%   0.145800    Jul 10

M            XS0168771748     (euro)52,300,000  (euro)0   (euro)52,300,000    Aa3/A+/AA        3.52%     0.75%   0.104600    Jul 10

C1           XS0168666104     (euro)16,000,000  (euro)0   (euro)16,000,000    Baa1/A-/A-       5.20%     Fixed   0.032000    Jul 10
                                                                                                         until
                                                                                                         07/10

C2           XS0168666443     (euro)65,500,000  (euro)0   (euro)65,500,000    Baa1/A-/A-       4.32%     1.55%   0.131000    Jul 10

Series 3

A            XS0168666526    (GBP)352,280,000    (GBP)0   (GBP)352,280,000   Aaa/AAA/AAA       4.625%    Fixed   11.363871    Jul 10
                                                                                                         until
                                                                                                         07/10

C            XS0168666872     (GBP)15,000,000    (GBP)0    (GBP)15,000,000    Baa1/A-/A-       6.18%     1.55%   0.365854    Jul 10
-----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

---------------------------------------------------------------------------------------------------
                                                                             % of Notes Outstanding
Class B and M Notes ((GBP) Equivalent)                (GBP)137,050,418              9.99%

Class C Notes ((GBP) Equivalent)                      (GBP)79,770,315               5.82%              All of the notes issued by
---------------------------------------------------------------------------------------------------    Granite Mortgages 03-2 plc
                                                                                                       may be redeemed on the
---------------------------------------------------------------------------------------------------    payment date falling in
Granite Mortgages 03-2 Reserve Fund Requirement       (GBP)35,000,000               0.24%              July 2008 and any payment
                                                                                                       date thereafter if the New
Balance Brought Forward                               (GBP)35,000,000               0.24%              Basel Capital Accord has
                                                                                                       been implemented in the
Drawings this Period                                      (GBP)0                    0.00%              United Kingdom.

Excess Spread this Period                             (GBP)2,021,438                0.01%

Funding Reserve Fund Top-up this Period*              -(GBP)2,021,438               -0.01%

Current Balance                                       (GBP)35,000,000               0.24%
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward              (GBP)155,563,557               1.05%

Excess spread this period                             (GBP)13,502,422               0.09%

Repayment of start up loan interest                  -(GBP)17,472,014               -0.12%

Funding reserve Balance carried forward              (GBP)151,593,965               1.02%

Funding Reserve %                                          1.0%                       NA
---------------------------------------------------------------------------------------------------

*Top-ups only occur at the end of each quarter.

                                                                    Appendix A

Notes                   Granite Mortgages 03-3 plc

-----------------------------------------------------------------------------------------------------------------------------------
               ISIN             Brought       Repaid      Outstanding          Rating        Reference  Margin    Pool    Expected
                                forward                                    Moodys/S&P/Fitch    Rate              factor   maturity
Series 1

A1         US38741UAA51           $0            $0            $0             Aaa/AAA/AAA        N/A      0.08%  0.000000     N/A

A2         US38741UAB35           $0            $0            $0             Aaa/AAA/AAA       5.20%     0.12%     0        Apr 06

A3         US38741UAC18       $472,187,718      $0       $472,187,718        Aaa/AAA/AAA       5.28%     0.20%  0.944375    Jan 09

B          US38741UAD90       $72,000,000       $0        $72,000,000        Aa1/AA+/AA+       5.53%     0.45%  1.000000    Jan 09

M          US38741UAE73       $27,000,000       $0        $27,000,000         Aa3/A+/AA        5.78%     0.70%  1.000000    Jan 09

C          US38741UAF49       $50,000,000       $0        $50,000,000        Baa1/BBB/BBB+     6.53%     1.45%  1.000000    Jan 09

Series 2

A          XS0176409927    (GBP)604,400,280   (euro)0   (GBP)604,400,280     Aaa/AAA/AAA       4.82%     0.19%  0.944375    Jan 09

B          XS0176410180     (GBP)23,000,000   (euro)0    (GBP)23,000,000     Aa1/AA+/AA+       5.08%     0.45%  1.000000    Jan 09

M          XS0176410347     (GBP)7,500,000    (euro)0    (GBP)7,500,000       Aa3/A+/AA        5.33%     0.70%  1.000000    Jan 09

C          XS0176410420     (GBP)55,000,000   (euro)0    (GBP)55,000,000     Baa1/A-/BBB+      6.08%     1.45%  1.000000    Jan 09

Series 3

A          XS0176410693    (GBP)340,000,000    (GBP)0   (GBP)340,000,000     Aaa/AAA/AAA       2.96%     0.19%  1.000000    Jan 09

B          XS0176410776     (GBP)28,500,000    (GBP)0    (GBP)28,500,000     Aa1/AA+/AA+       3.22%     0.45%  1.000000    Jan 09

M          XS0176410859     (GBP)11,500,000    (GBP)0    (GBP)11,500,000      Aa3/A+/AA        3.47%     0.70%  1.000000    Jan 09

C          XS0176411071     (GBP)7,500,000     (GBP)0    (GBP)7,500,000      Baa1/A-/BBB+      4.22%     1.45%  1.000000    Jan 09
-----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------------------------
                                                                            % of Notes Outstanding
Class B and M Notes ((GBP) Equivalent)                (GBP)122,676,688              9.78%

Class C Notes ((GBP) Equivalent)                      (GBP)76,908,644               6.13%           All of the notes issued by
                                                                                                    Granite Mortgages 03-3 plc may
--------------------------------------------------------------------------------------------------  be redeemed on the payment date falling in July 2008 and any
--------------------------------------------------------------------------------------------------  payment date thereafter if the
Granite Mortgages 03-3 Reserve Fund Requirement       (GBP)33,400,000               0.23%           New Basel Capital Accord has
                                                                                                    been implemented in the United
Balance Brought Forward                               (GBP)33,400,000               0.23%           Kingdom.

Drawings this Period                                      (GBP)0                    0.00%

Excess Spread this Period                             (GBP)1,979,329                0.01%

Funding Reserve Fund Top-up this Period*              -(GBP)1,979,329              -0.01%

Current Balance                                       (GBP)33,400,000               0.23%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward              (GBP)155,563,557               1.05%

Excess spread this period                             (GBP)13,502,422               0.09%

Repayment of start up loan interest                  -(GBP)17,472,014              -0.12%

Funding reserve Balance carried forward              (GBP)151,593,965               1.02%

Funding Reserve %                                           1.0%                     NA
--------------------------------------------------------------------------------------------------

                                                                    Appendix A

Notes                   Granite Mortgages 04-1 plc

-----------------------------------------------------------------------------------------------------------------------------------
             ISIN         Brought           Repaid          Outstanding         Rating        Reference  Margin    Pool    Expected
                          forward                                           Moodys/S&P/Fitch     Rate             factor   maturity

Series 1
A1       US38741VAA35       $0               $0                $0            P-1/A-1+/F1+        N/A     -0.04%  0.000000     N/A

A2       US38741VAB18       $0               $0                $0             Aaa/AAA/AAA       5.48%     0.07%  0.000000    Mar 06

B        US38741VAC90   $52,000,000      $52,000,000           $0             Aa2/AA+/AA+       5.62%     0.21%  0.000000    Jun 06

M        US38741VAE56   $72,000,000      $72,000,000           $0              Aa3/A+/AA        5.82%     0.41%  0.000000    Jun 06

C        US38741VAD73   $108,000,000     $108,000,000          $0              A2/A-/BBB+       6.31%     0.90%  0.000000    Jun 06

Series 2

A1       US38741VAF22  $1,185,000,000        $0           $1,185,000,000      Aaa/AAA/AAA       5.57%     0.16%  1.000000    Mar 09

A2       XS0184562816 (euro)900,000,000    (euro)0      (euro)900,000,000     Aaa/AAA/AAA       3.13%     0.16%  1.000000    Mar 09

B        XS0184563111 (euro)91,000,000     (euro)0       (euro)91,000,000     Aa2/AA+/AA+       3.31%     0.34%  1.000000    Mar 09

M        XS0184563541 (euro)45,000,000     (euro)0       (euro)45,000,000      A1/A+/AA         3.54%     0.57%  1.000000    Mar 09

C        XS0184563897 (euro)60,000,000     (euro)0       (euro)60,000,000     Baa1/A-/BBB+      4.04%     1.07%  1.000000    Mar 09

Series 3

A        XS0184565249 (GBP)600,000,000      (GBP)0       (GBP)600,000,000     Aaa/AAA/AAA       4.91%     0.16%  1.000000    Mar 09

B        XS0184566130  (GBP)23,000,000      (GBP)0        (GBP)23,000,000     Aa2/AA+/AA+       5.09%     0.34%  1.000000    Mar 09

M        XS0184566569  (GBP)10,000,000      (GBP)0        (GBP)10,000,000      A1/A+/AA         5.32%     0.57%  1.000000    Mar 09

C        XS0184567534  (GBP)20,000,000      (GBP)0        (GBP)20,000,000     Baa1/A-/BBB+      5.82%     1.07%  1.000000    Mar 09
-----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------------------------
                                                                            % of Notes Outstanding
Class B and M Notes ((GBP) Equivalent)                (GBP)126,793,104              6.17%

Class C Notes ((GBP) Equivalent)                      (GBP)61,379,310               2.99%           All of the notes issued by
                                                                                                    Granite Mortgages 04-3 plc may
--------------------------------------------------------------------------------------------------  be redeemed on the payment date falling in June 2008 and
--------------------------------------------------------------------------------------------------  any payment date thereafter if
Granite Mortgages 04-1 Reserve Fund Requirement       (GBP)60,000,000               0.41%           the New Basel Capital Accord
                                                                                                    has been implemented in the
Balance Brought Forward                               (GBP)60,000,000               0.41%           United Kingdom.

Drawings this Period                                      (GBP)0                    0.00%

Excess Spread this Period                             (GBP)4,048,569                0.03%

Funding Reserve Fund Top-up this Period*              -(GBP)4,048,569              -0.03%

Current Balance                                       (GBP)60,000,000               0.41%
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward              (GBP)155,563,557               1.05%

Excess spread this period                             (GBP)13,502,422               0.09%

Repayment of start up loan interest                  -(GBP)17,472,014              -0.12%

Funding reserve Balance carried forward              (GBP)151,593,965               1.02%

Funding Reserve %                                           1.0%                     NA
--------------------------------------------------------------------------------------------------

                                                                    Appendix A

Notes                   Granite Mortgages 04-2 plc

-----------------------------------------------------------------------------------------------------------------------------------
              ISIN            Brought          Repaid          Outstanding          Rating     Reference  Margin    Pool   Expected
                              forward                                         Moodys/S&P/Fitch    Rate             factor  maturity

Series 1
A1        US38741WAA18          $0               $0                $0            Aaa/AAA/AAA       N/A     0.04%  0.000000    N/A

A2        US38741WAB90     $389,342,890      $210,388,050     $178,954,840       Aaa/AAA/AAA      5.48%    0.07%  0.135285   Sep 06

B         US38741WAC73      $11,852,140       $6,404,500       $5,447,640        Aa2/AA+/AA       5.58%    0.17%  0.135177   Sep 06

M         US38741WAD56      $9,778,020        $5,283,720       $4,494,300          A1/A+/A        5.69%    0.28%  0.135370   Sep 06

C         US38741WAE30      $21,630,160       $11,688,220      $9,941,940         A3/A-/BBB+      6.11%    0.70%  0.135264   Sep 06

Series 2

A1        XS0193212825  (euro)1,340,000,000    (euro)0     (euro)1,340,000,000   Aaa/AAA/AAA      3.11%    0.14%  1.000000   Dec 10

A2        XS0193213807   (GBP)244,000,000       (GBP)0       (GBP)244,000,000    Aaa/AAA/AAA      4.89%    0.14%  1.000000   Dec 10

B         XS0193215414   (euro)92,000,000      (euro)0       (euro)92,000,000     Aa3/AA+/AA      3.24%    0.27%  1.000000   Dec 10

M         XS0193216578   (euro)53,500,000      (euro)0       (euro)53,500,000      A2/A+/A        3.37%    0.40%  1.000000   Dec 10

C         XS0193217030   (euro)89,000,000      (euro)0       (euro)89,000,000    Baa2/A-/BBB+     3.77%    0.80%  1.000000   Dec 10

Series 3

A         XS0193218350   (GBP)752,100,000       (GBP)0       (GBP)752,100,000    Aaa/AAA/AAA      4.91%    0.16%  1.000000   Jun 11

B         XS0193218863   (GBP)38,900,000        (GBP)0        (GBP)38,900,000     Aa2/AA+/AA      5.07%    0.32%  1.000000   Jun 11

M         XS0193219754   (GBP)26,500,000        (GBP)0        (GBP)26,500,000      A1/A+/A        5.22%    0.47%  1.000000   Jun 11

C         XS0193220927   (GBP)48,500,000        (GBP)0        (GBP)48,500,000    Baa1/A-/BBB+     5.60%    0.85%  1.000000   Jun 11
-----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

--------------------------------------------------------------------------------------------------
                                                                            % of Notes Outstanding
Class B and M Notes ((GBP) Equivalent)               (GBP)170,018,806               7.41%

Class C Notes ((GBP) Equivalent)                     (GBP)114,683,433               5.00%            All of the notes issued by
                                                                                                     Granite Mortgages 04-2 plc may
--------------------------------------------------------------------------------------------------   be redeemed on the payment date
                                                                                                     falling in June 2008 and any
--------------------------------------------------------------------------------------------------   payment date thereafter if the
Granite Mortgages 04-2 Reserve Fund Requirement       (GBP)44,900,000               0.30%            New Basel Capital Accord has
                                                                                                     been implemented in the United
Balance Brought Forward                               (GBP)44,900,000               0.30%            Kingdom.

Drawings this Period                                      (GBP)0                    0.00%

Excess Spread this Period                             (GBP)4,424,625                0.03%

Funding Reserve Fund Top-up this Period*              -(GBP)4,424,625              -0.03%

Current Balance                                       (GBP)44,900,000               0.30%
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward              (GBP)155,563,557               1.05%

Excess spread this period                             (GBP)13,502,422               0.09%

Repayment of start up loan interest                  -(GBP)17,472,014              -0.12%

Funding reserve Balance carried forward              (GBP)151,593,965               1.02%

Funding Reserve %                                           1.0%                     NA
--------------------------------------------------------------------------------------------------

                                                                    Appendix A

Notes                   Granite Mortgages 04-3 plc

-----------------------------------------------------------------------------------------------------------------------------------
              ISIN         Brought           Repaid      Outstanding          Rating       Reference  Margin     Pool      Expected
                           forward                                       Moodys/S&P/Fitch     Rate              factor     maturity

Series 1
A1         US38741SAA06      $0                $0            $0             Aaa/AAA/AAA        N/A     0.06%    0.000000     N/A

A2         XS0201482766   (euro) 0          (euro) 0      (euro) 0          Aaa/AAA/AAA       3.04%    0.07%    0.000000    Dec 05

A3         US38741SAB88  $847,180,696     $248,710,969   $598,469,727       Aaa/AAA/AAA       5.51%    0.10%    0.479505    Mar 07

B          US38741SAC61   $40,183,557      $11,796,882    $28,386,675        Aa3/AA+/AA       5.57%    0.16%    0.479505    Mar 07

M          US38741SAD45   $21,313,576      $6,257,131     $15,056,445         A2/A+/A         5.68%    0.27%    0.479505    Mar 07

C          US38741SAE28   $42,559,273     $12,494,333     $30,064,940       Baa2/A-/BBB+      6.00%    0.59%    0.479505    Mar 07

Series 2

A1         US38741SAF92  $713,700,000           $0        $713,700,000      Aaa/AAA/AAA       5.55%    0.14%    1.000000    Mar 10

A2         XS0201483228(euro)800,150,000    (euro)0    (euro)800,150,000    Aaa/AAA/AAA       3.11%    0.14%    1.000000    Mar 10

B          XS0201483657 (euro)74,400,000    (euro)0     (euro)74,400,000     Aa1/AA+/AA       3.25%    0.28%    0.092983    Mar 10

M          XS0201484036 (euro)57,900,000    (euro)0     (euro)57,900,000      Aa3/A+/A        3.34%    0.37%    1.000000    Mar 10

C          XS0201485355(euro)139,050,000    (euro)0    (euro)139,050,000    Baa2/A-/BBB+      3.77%    0.80%    1.000000    Mar 10

Series 3

A1         XS0201486320(GBP)411,250,000      (GBP)0     (GBP)411,250,000    Aaa/AAA/AAA       4.93%    0.18%    2.957569   Sept 11

A2         XS0201565628(GBP)600,000,000      (GBP)0     (GBP)600,000,000    Aaa/AAA/AAA       5.515%   Fixed    4.314995   Sept 11
                                                                                                       until
                                                                                                      09/2011

B          XS0201486833 (GBP)54,350,000      (GBP)0      (GBP)54,350,000     Aa1/AA+/AA       5.10%    0.35%    0.390867   Sept 11

M          XS0201487211 (GBP)42,250,000      (GBP)0      (GBP)42,250,000      Aa3/A+/A        5.20%    0.45%    0.303848   Sept 11

C          XS0201487567 (GBP)99,450,000      (GBP)0      (GBP)99,450,000    Baa1/A-/BBB+      5.63%    0.88%    0.715210   Sept 11
-----------------------------------------------------------------------------------------------------------------------------------

Credit Enhancement

---------------------------------------------------------------------------------------------------
                                                                             % of Notes Outstanding
Class B and M Notes ((GBP) Equivalent)              (GBP)211,095,987               7.79%

Class C Notes ((GBP) Equivalent)                    (GBP)211,104,620               7.79%             All of the notes issued by
                                                                                                     Granite Mortgages 04-2 plc may
---------------------------------------------------------------------------------------------------  be redeemed on the payment date falling in June 2008 and any
---------------------------------------------------------------------------------------------------  payment date thereafter if the
Granite Mortgages 04-3 Reserve Fund Requirement      (GBP)48,000,000               0.32%             New Basel Capital Accord has
                                                                                                     been implemented in the United
Balance Brought Forward                              (GBP)48,000,000               0.32%             Kingdom.

Drawings this Period                                     (GBP)0                    0.00%

Excess Spread this Period                            (GBP)5,029,228                0.03%

Funding Reserve Fund Top-up this Period*             (5,029,228)                  -0.03%

Current Balance                                      (GBP)48,000,000               0.32%
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
Funding Reserve Balance brought forward             (GBP)155,563,557               1.05%

Excess spread this period                            (GBP)13,502,422               0.09%

Repayment of start up loan interest                 -(GBP)17,472,014              -0.12%

Funding reserve Balance carried forward             (GBP)151,593,965               1.02%

Funding Reserve %                                          1.0%                     NA
---------------------------------------------------------------------------------------------------

                                                                    Appendix A

Notes                   Granite Master Issuer plc - Series 2005-1

-----------------------------------------------------------------------------------------------------------------------------------
        ISIN          Brought              Repaid           Outstanding         Rating        Reference  Margin    Pool    Expected
                      forward                                               Moodys/S&P/Fitch    rate              factor   maturity
A1  US38741YAA73    $228,571,000         $114,286,000      $114,285,000       Aaa/AAA/AAA       5.31%     0.04%  0.142856  Sept 06

A2  XS0210928866 (euro) 285,714,000  (euro) 142,857,000 (euro) 142,857,000    Aaa/AAA/AAA       3.01%     0.04%  0.142857  Sept 06

A3  US38741YAB56   $1,100,000,000            $0           $1,100,000,000      Aaa/AAA/AAA       5.49%     0.08%  1.000000   Dec 07

A4  US38741YAC30   $1,100,000,000            $0           $1,100,000,000      Aaa/AAA/AAA       5.51%     0.10%  1.000000   Mar 10

A5  XS0210929161 (euro)1,500,000,000       (euro)0      (euro)1,500,000,000   Aaa/AAA/AAA       3.06%     0.09%  1.000000   Mar 10

A6  XS0210925847  (GBP)750,000,000         (GBP)0        (GBP)750,000,000     Aaa/AAA/AAA       4.87%     0.12%  1.000000   Mar 10

B1  US38741YAD13    $60,500,000              $0            $60,500,000         Aa3/AA/AA        5.54%     0.13%  1.000000   Dec 06

B2  XS0210929591  (euro) 80,000,000        (euro) 0      (euro) 80,000,000     Aa3/AA/AA        3.16%     0.19%  1.000000   Mar 10

B3  XS0210925920   (GBP)55,000,000         (GBP)0         (GBP)55,000,000      Aa3/AA/AA        4.94%     0.19%  1.000000   Mar 10

M1  US38741YAE95     $65,000,000             $0             $65,000,000         A2/A/A          5.64%     0.23%  1.000000   Dec 06

M2  XS0210929757  (euro) 79,000,000        (euro) 0      (euro) 79,000,000      A2/A/A          3.25%     0.28%  1.000000   Mar 10

M3  XS0210926225   (GBP)55,000,000         (GBP)0         (GBP)55,000,000       A2/A/A          5.03%     0.28%  1.000000   Mar 10

C2  XS0210929914  (euro) 139,000,000       (euro) 0      (euro) 139,000,000   Baa2/BBB/BBB      3.526%    0.56%  1.000000   Mar 10

C3  XS0210926571   (GBP)60,000,000         (GBP)0         (GBP)60,000,000     Baa2/BBB/BBB      5.31%     0.56%  1.000000   Mar 10
-----------------------------------------------------------------------------------------------------------------------------------

All of the notes issued as part of series 2005-1 may be redeemed on the payment date falling in June 2008 and any payment date thereafter if the New Basel Capital Accord has been implemented in the United Kingdom.


Notes                   Granite Master Issuer plc - Series 2005-2

------------------------------------------------------------------------------------------------------------------------------
        ISIN            Brought          Repaid     Outstanding           Rating        Reference Margin     Pool    Expected
                        forward                                       Moodys/S&P/Fitch    Rate              factor   Maturity
A1  US38741YAF60      $368,383,788         $0       $368,383,788        Aaa/AAA/AAA       5.31%    0.04%   0.377830   Feb 07

A2  XS0220176084     (GBP)75,565,905     (GBP)0    (GBP)75,565,905      Aaa/AAA/AAA       4.76%    0.05%   0.377830   Feb 07

A3  XS0220174469    (euro)249,367,487    (euro)0  (euro)249,367,487     Aaa/AAA/AAA       2.94%    0.05%   0.377830   Feb 07

A4  US38741YAG44      $800,000,000         $0        $800,000,000       Aaa/AAA/AAA       5.27%    0.08%   1.000000   Feb 08

A5  XS0220174543    (euro)800,000,000    (euro)0  (euro)800,000,000     Aaa/AAA/AAA       3.03%    0.14%   1.000000   May 10

A6  US38741YAH27     $1,250,000,000        $0       $1,250,000,000      Aaa/AAA/AAA       5.32%    0.13%   1.000000   May 10

A7  XS0220172257    (GBP)530,200,000     (GBP)0    (GBP)530,200,000     Aaa/AAA/AAA       4.87%    0.16%   1.000000   May 10

A8  XS0220486277    (GBP)250,000,000     (GBP)0    (GBP)250,000,000     Aaa/AAA/AAA       4.87%    0.16%   1.000000   May 10

B1  US38741YAJ82      $90,000,000          $0         $90,000,000        Aa3/AA/AA        5.33%    0.14%   1.000000   May 07

B2  XS0220173909    (euro)62,000,000     (euro)0   (euro)62,000,000      Aa3/AA/AA        3.09%    0.20%   1.000000   May 10

B3  XS0220175862    (GBP)35,100,000      (GBP)0     (GBP)35,100,000      Aa3/AA/AA        4.91%    0.20%   1.000000   May 10

M1  US38741YAK55       $95,000,000         $0         $95,000,000         A2/A/A          5.43%    0.24%   1.000000   May 07

M2  XS0220172927    (euro)70,000,000     (euro)0    (euro)70,000,000      A2/A/A          3.19%    0.30%   1.000000   May 10

M3  XS0220174972     (GBP)28,100,000     (GBP)0      (GBP)28,100,000      A2/A/A          5.03%    0.32%   1.000000   May 10

C1  US38741YAL39       $90,000,000         $0           $90,000,000     Baa2/BBB/BBB      5.69%    0.50%   1.000000   May 08

C2  XS0220173651    (euro)131,700,000    (euro)0     (euro)131,700,000  Baa2/BBB/BBB      3.44%    0.55%   1.000000   May 10
------------------------------------------------------------------------------------------------------------------------------

                                                                    Appendix A

Notes                   Granite Master Issuer plc - Series 2005-3

---------------------------------------------------------------------------------------------------------------------------------
      ISIN       Brought forward   Repaid    Outstanding         Rating       Reference  Margin   Pool factor  Expected maturity
                                                            Moodys/S&P/Fitch    Rate

A1 US38741YAM12   $1,000,000,000      $0    $1,000,000,000     Aaa/AAA/AAA      5.23%       -0.04%    1.000000          Aug 10

---------------------------------------------------------------------------------------------------------------------------------



Notes                   Granite Master Issuer plc - Series 2005-4

--------------------------------------------------------------------------------------------------------------------------------
       ISIN             Brought         Repaid       Outstanding           Rating          Reference  Margin    Pool    Expected
                        forward                                       Moodys/S&P/Fitch       Rate              factor   maturity
A1 US38741YAN94       $706,378,891        $0        $706,378,891         Aaa/AAA/AAA         5.30%    0.03%   0.532594   May 07

A2 XS0229614036    (euro)297,986,121    (euro)0   (euro)297,986,121      Aaa/AAA/AAA         2.933%   0.04%   0.532594   May 07

A3 US38741YAP43       $996,600,000        $0         $996,600,000        Aaa/AAA/AAA         5.26%    0.07%   1.000000   Aug 08

A5 XS0229614200    (euro)1,357,300,000  (euro)0  (euro)1,357,300,000     Aaa/AAA/AAA         2.99%    0.10%   1.000000   Aug 10

A6 XS0229614465     (GBP)815,400,000     (GBP)0    (GBP)815,400,000      Aaa/AAA/AAA         4.83%    0.12%   1.000000   Aug 12

B1 US38741YAR09       $72,500,000         $0          $72,500,000         Aa3/AA/AA          5.31%    0.12%   1.000000   Aug 07

B2 US38741YAS81       $38,500,000         $0          $38,500,000         Aa3/AA/AA          5.37%    0.18%   1.000000   Nov 08

B3 XS0229614549     (GBP)19,000,000      (GBP)0     (GBP)19,000,000       Aa3/AA/AA          4.89%    0.18%   1.000000   Aug 10

B4 XS0229614895     (euro)56,900,000    (euro)0    (euro)56,900,000       Aa3/AA/AA          3.07%    0.18%   1.000000   Aug 10

M1 US38741YAT64       $64,700,000         $0          $64,700,000          A2/A/A            5.41%    0.22%   1.000000   Aug 07

M2 US38741YAU38       $36,300,000         $0          $36,300,000          A2/A/A            5.47%    0.28%   1.000000   Nov 08

M3 XS0229614978      (GBP)30,000,000     (GBP)0     (GBP)30,000,000        A2/A/A            4.99%    0.28%   1.000000   Aug 10

M4 XS0229615272     (euro)51,000,000    (euro)0     (euro)51,000,000       A2/A/A            3.17%    0.28%   1.000000   Aug 10

C1 US38741YAV11       $80,400,000         $0           $80,400,000       Baa2/BBB/BBB        5.62%    0.43%   1.000000   Aug 07

C2 US38741YAW93       $44,600,000         $0           $44,600,000       Baa2/BBB/BBB        5.74%    0.55%   1.000000   Nov 08

C3 XS0229615439     (GBP)10,000,000      (GBP)0      (GBP)10,000,000     Baa2/BBB/BBB        5.26%    0.55%   1.000000   Aug 10

C4 XS0229615603     (euro)76,100,000    (euro)0      (euro)76,100,000    Baa2/BBB/BBB        3.44%    0.55%   1.000000   Aug 10
--------------------------------------------------------------------------------------------------------------------------------

                                                                    Appendix A

Notes                   Granite Master Issuer plc - Series 2006-1

-----------------------------------------------------------------------------------------------------------------------------------
        ISIN          ISIN          Brought        Repaid      Outstanding         Rating    Reference Rate Margin   Pool   Expected
        Reg S         144A          forwad                                                     Moodys/S&P           factor  maturity
                                                                                                 /Fitch
A1   USG4144BE89  US38741YBG35    $776,100,000       $0        $776,100,000      Aaa/AAA/AAA      5.24%     -0.03% 1.000000  Nov 09

A2  XS0240602176  XS0240670413 (euro)689,781,944   (euro)0  (euro)689,781,944    Aaa/AAA/AAA      2.933%     0.04% 0.791488  Nov 07

A3  XS0240602507  XS0240670504  (GBP)158,297,635    (GBP)0   (GBP)158,297,635    Aaa/AAA/AAA      4.75%      0.04% 0.791488  Nov 07

A4  USG41441BF54  US38741YBH18    $890,424,196       $0        $890,424,196      Aaa/AAA/AAA      5.31%      0.04% 0.791488  Nov 07

A5  USG41441BG38  US38741YBJ73   $1,552,200,000      $0       $1,552,200,000     Aaa/AAA/AAA      5.26%      0.07% 1.000000  Nov 09

A6  XS0240602929  XS0240670686 (euro)1,900,000,000 (euro)0  (euro)1,900,000,000  Aaa/AAA/AAA      2.99%      0.10% 1.000000  Feb 11

A7  XS0240603067  XS0240670843   (GBP)400,000,000   (GBP)0   (GBP)400,000,000    Aaa/AAA/AAA      4.83%      0.12% 1.000000  Feb 13

A8  XS024063653   XS0240671148   (GBP)950,000,000   (GBP)0   (GBP)950,000,000    Aaa/AAA/AAA      4.83%      0.12% 1.000000  Feb 13

B1  USG41441BH11  US38741YBK47     $91,200,000       $0        $91,200,000        Aa3/AA/AA       5.32%      0.13% 1.000000  Nov 07

B2  USG41441BJ76  US38741YBL20     $84,100,000       $0        $84,100,000        Aa3/AA/AA       5.36%      0.17% 1.000000  Aug 10

B3  XS0240606169  XS0240671494   (GBP)25,000,000    (GBP)0   (GBP)25,000,000      Aa3/AA/AA       4.89%      0.18% 1.000000  Feb 11

B4  XS0240606755  XS0240671650   (euro)94,500,000  (euro)0  (euro)94,500,000      Aa3/AA/AA       3.07%      0.18% 1.000000  Feb 11

M1  USG41441BK40  US38741YBM03     $81,400,000       $0        $81,400,000         A2/A/A         5.42%      0.23% 1.000000  Nov 07

M2  USG41441BL23  US38741YBN85     $79,200,000       $0        $79,200,000         A2/A/A         5.48%      0.29% 1.000000  May 10

M3  XS0240607480  XS0240671734   (GBP)33,500,000    (GBP)0   (GBP)33,500,000       A2/A/A         5.01%      0.30% 1.000000  Feb 11

M4  XS0240607720  XS0240671817   (euro)97,700,000  (euro)0  (euro)97,700,000       A2/A/A         3.19%      0.30% 1.000000  Feb 11

C2  USG41441BM06  US38741YBP34     $132,400,000      $0        $132,400,000      Baa2/BBB/BBB     5.79%      0.60% 1.000000  May 10

C3  XS0240608371  XS0240671908    (GBP)44,200,000   (GBP)0   (GBP)44,200,000     Baa2/BBB/BBB     5.31%      0.60% 1.000000  Feb 11

C4  XS0240608702  XS0240672039   (euro)129,000,000 (euro)0  (euro)129,000,000    Baa2/BBB/BBB     3.49%      0.60% 1.000000  Feb 11
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Appendix A

Notes                   Granite Master Issuer plc - Series 2006-2

-----------------------------------------------------------------------------------------------------------------------------------
       ISIN             Brought         Issued      Outstanding          Rating      Reference  Margin    Pool       Expected
                        forward                                        Moodys/S&P       Rate             factor      maturity
                                                                         /Fitch
A1 US38741YBQ17       $810,000,000        $0        $810,000,000       Aaa/AAA/AAA      5.28%    0.01%  1.000000       Jan 08

A2 XS0252419832    (euro)300,000,000   (euro)0    (euro)300,000,000    Aaa/AAA/AAA      2.856%   0.03%  1.000000       Jan 08

A3 XS0252425995     (GBP)70,000,000     (GBP)0     (GBP)70,000,000     Aaa/AAA/AAA      4.70%    0.03%  1.000000       Jan 08

A4 US38741YBR99      $1,275,000,000       $0        $1,275,000,000     Aaa/AAA/AAA      5.18%    0.04%  1.000000       Jul 10

A5 XS0252421499   (euro)1,360,000,000  (euro)0   (euro)1,360,000,000   Aaa/AAA/AAA      2.93%    0.10%  1.000000       Oct 11

A6 XS0252427009    (GBP)500,000,000     (GBP)0     (GBP)500,000,000    Aaa/AAA/AAA      4.78%    0.11%  1.000000       Jul 13

B1 US38741YBS72      $29,000,000          $0          $29,000,000       Aa3/AA/AA       5.22%    0.08%  1.000000       Apr 08

B2 US38741YBT55      $36,000,000          $0          $36,000,000       Aa3/AA/AA       5.28%    0.14%  1.000000       Jul 11

B3 XS0252428072    (euro)37,500,000    (euro)0     (euro)37,500,000     Aa3/AA/AA       2.97%    0.14%  1.000000       Jul 11

M1 US38741YBU29      $25,000,000          $0          $25,000,000        A2/A/A         5.32%    0.18%  1.000000       Apr 08

M2 US38741YBV02      $25,000,000          $0          $25,000,000        A2/A/A         5.37%    0.23%  1.000000       Jul 11

M3 XS0252429047    (euro)35,000,000    (euro)0     (euro)35,000,000      A2/A/A         3.06%    0.23%  1.000000       Jul 11

M4 XS0252423198    (GBP)10,000,000      (GBP)0      (GBP)10,000,000      A2/A/A         4.90%    0.23%  1.000000       Jul 11

C1 US38741YBW84      $75,000,000          $0           $75,000,000     Baa2/BBB/BBB     5.61%    0.47%  1.000000       Jul 11

C2 XS0252430136    (euro)55,000,000    (euro)0      (euro)55,000,000   Baa2/BBB/BBB     3.30%    0.47%  1.000000       Jul 11

C3 XS0252423941    (GBP)12,000,000      (GBP)0       (GBP)12,000,000   Baa2/BBB/BBB     5.14%    0.47%  1.000000       Jul 11
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Appendix A

Credit Enhancement for Granite Master Issuer plc

-------------------------------------------------------------------------------
                                                          % of Notes Outstanding

Class A Notes (GBP) Equivalent)     (GBP)17,363,480,742          89.65%

Class B Notes (GBP) Equivalent)      (GBP)637,336,828             3.29%

Class M Notes (GBP) Equivalent)      (GBP)644,494,898             3.33%

Class C Notes (GBP) Equivalent)      (GBP)723,664,699             3.74%

-------------------------------------------------------------------------------

Subordination Levels

-------------------------------------------------------------------------------
                                        Current                Required

Class A Notes                           12.09%                  11.60%

Class B Notes                            8.80%                  8.30%

Class M Notes                            5.47%                  5.11%

Class C Notes                            1.74%                  1.85%

-------------------------------------------------------------------------------

Required subordination levels are taken from the Offering Circular Supplement dated January 20, 2006. There is an additional Rating Agency allowance of 0.20% to current levels in recognition of excess spread.

------------------------------------------------------------------------------------------------
Programme Reserve Required Percent                                          1.65%

Programme Reserve Required Amount                     (GBP)322,233,000      1.74%

Balance Brought Forward                               (GBP)322,233,000      1.74%

Drawings this Period                                         0              0.00%

 *Additions this period                                    (GBP)0           0.00%

Current Balance of Funding 2 & Granite Master Issuer
Reserve Fund                                          (GBP)322,233,000      1.74%

Excess Spread this Period                              (GBP)5,373,610       0.03%

------------------------------------------------------------------------------------------------

                                                                    Appendix A

-----------------------------------------------------------------------------------------------------------------------------
Currency swap triggers

                                                             S&P                        Moody's                   Fitch
Dollar and Euro currency swap agreements:
Initial downgrade trigger                    Short term     A1+                           P-1                     F1
                                                        --------------                ------------         ------------------
                                             Long term      N/A                           A1                      A1
                                                        --------------                ------------         ------------------

Subsequent downgrade trigger                 Short term     N/A                           P-2                     F2
                                                        --------------                ------------         ------------------
                                             Long term      BBB-                          A3                     BBB+
                                                        --------------                ------------         ------------------

Second subsequent downgrade                  Short term     N./A                          N/A                     F3
                                                        --------------                ------------         ------------------
                                             Long term       N/A                          N/A                    BBB-
                                                        --------------                ------------         ------------------
Dollar and Euro currency swap providers:

ABN Amro Bank NV                             Short term     A-1+                          P-1                     F1
                                                        --------------                ------------         ------------------
                                             Long term       AA-                          Aa3                     AA-
                                                        --------------                ------------         ------------------

Barclays Bank PLC                            Short term     A-1+                          P-1                     F1
                                                        --------------                ------------         ------------------
                                             Long term       AA+                          Aa1                     AA-
                                                        --------------                ------------         ------------------

HSBC                                         Short term     A-1+                          P-1                     F1
                                                        --------------                ------------         ------------------
                                             Long term       AA-                          Aa2                     AA
                                                        --------------                ------------         ------------------

                                                        --------------                ------------         ------------------
Citigroup Global markets Limited             Short term     A-1+                          P-1                     F1
                                                        --------------                ------------         ------------------
                                             Long term       AA-                          Aa1                     AA+
                                                        --------------                ------------         ------------------

Swiss Re                                     Short term     A-1+                          P-1                    A-1+
                                                        --------------                ------------         ------------------
                                             Long term       AA                           Aa2                     AA
                                                        --------------                ------------         ------------------

UBS AG                                       Short term     A-1+                          P-1                     N/A
                                                        --------------                ------------         ------------------
                                             Long term       AA+                          Aa2                     N/A
                                                        --------------                ------------         ------------------

Deutsche Bank                                Short term     A-1+                          P-1                     N/A
                                                        --------------                ------------         ------------------
                                             Long term       AA+                          Aa2                     N/A
                                                        --------------                ------------         ------------------

AIG                                          Short term     A-1+                          P-1                     N/A
                                                        --------------                ------------         ------------------
                                             Long term       AA+                          Aa2                     N/A
                                                        --------------                ------------         ------------------

-----------------------------------------------------------------------------------------------------------------------------------